ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES	12 Months Ended
Dec. 29, 2012
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES [Abstract]
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES
L.	ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

ASC 740, Income Taxes ("ASC 740") clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements.  ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, and disclosure requirements.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2012	2011	2010
Gross unrecognized tax benefits beginning of year	$1,837	$1,253	$10,110
Increase in tax positions for prior years	1	225	-
Increase in tax positions for current year	68	391	260
Settlements with taxing authorities	(137)	-	(8,690)
Lapse in statute of limitations	(238)	(32)	(427)
Gross unrecognized tax benefits end of year	1,531	$1,837	$1,253

Our effective tax rate would have been affected by the unrecognized tax benefits had this amount been recognized as a reduction to income tax expense.

We recognized interest and penalties for unrecognized tax benefits in our provision for income taxes. The liability for unrecognized tax benefits included accrued interest and penalties of $0.2 million, $0.3 million and $0.2 million at December 29, 2012, December 31, 2011 and December 25, 2010, respectively.

We file income tax returns in the United States and in various state, local and foreign jurisdictions. During 2010, the Internal Revenue Service examination for tax years 2004 – 2008 was resolved. For the majority of state and foreign jurisdictions, we are no longer subject to income tax examinations for years before 2007. A number of routine state and local examinations are currently ongoing. Due to the potential for resolution of state examinations, and the expiration of various statutes of limitation, and new positions that may be taken, it is reasonably possible that the amounts of unrecognized tax benefits could change in the next twelve months.